OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Tables Abstract
Other liabilities
	At December 31	At December 31	At January 1
(in thousands)	2018	2017	2017

Debt obligations	$-	$-	$370
Unamortized fair value of toll milling contracts	-	-	905
Flow-through share premium obligation (note 19)	1,337	3,835	2,420
	$1,337	$3,835	$3,695

Other liabilities-by balance sheet presentation:
Current	$1,337	$3,835	$2,850
Non-current	-	-	845
	$1,337	$3,835	$3,695

Debt obligations continuity
(in thousands)	2018	2017

Balance-January 1	$-	$370
Repayments	-	(370)
Balance-December 31	$-	$-